Supplement to the

Fidelity® California AMT Tax-Free Money Market Fund (FSPXX) and
Fidelity California Municipal Money Market Fund (FCFXX)

Fidelity California AMT Tax-Free Money Market Fund is a Class of shares of
Fidelity California AMT Tax-Free Money Market Fund

Funds of Fidelity California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information found in the "Investment Policies and Limitations" section on page 9 has been removed .

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

The following information replaces similar information found in the "Description of the Trust" section on page 53.

Custodians. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of each fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

CMSB-16-01  April 14, 2016
1.475748.126

Supplement to the

Fidelity® California AMT Tax-Free Money Market Fund

Institutional Class (FSBXX) and Service Class (FSSXX)

A Fund of California Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2015

The following information found in the "Investment Policies and Limitations" section on page 8 has been removed .

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

The following information replaces the similar information found in the "Description of the Trust" section on page 49.

Custodian. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of the fund's assets and the appointment of any subcustodian banks and clearing agencies.

CAM-CAMSB-16-01  April 14, 2016
1.872060.112